Additional information on the consolidated statements of loss - Disclosure of employee benefits (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Additional Information On Consolidated Statements Of Loss Line Items
Employee benefit expenses	$ 15,186	$ 15,253
Employee benefit expenses [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Salaries and wages	8,282	8,079
Share-based compensation	7,124	7,726
Cost recoveries from associates	(220)	(552)
Employee benefit expenses	$ 15,186	$ 15,253